Shareholder Report, Holdings (Details) - Wireless Fund Shares	Sep. 30, 2024
Semiconductors & Related Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.58%
Services Computer Programming Data Processing Etc [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.17%
Services - Prepackaged Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.24%
Radio & TV Broadcasting & Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%
Electronic Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
Optical Instruments & Lenses [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Radio Telephone Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Services - Business Services; NEC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Net Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Special Industry Machinery; NEC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Computer Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
N V I D I A Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.82%
Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Q U A L C O M M Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
K L A Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%